Stock-based Compensation (Schedule of Unrecognized Compensation Expense) (Details) (USD $)	Jun. 30, 2013	Dec. 31, 2012
Stock-based Compensation [Abstract]
2013	$ 28,334	$ 118,127
2014	30,625	62,038
2015		567
Total	$ 58,959	$ 180,732